UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 48.5%
$1,000,000	ALM XVI Ltd./ALM XVI LLC 5.972%, 7/15/2027[1,2,3]	$798,766
58,014	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003-12 1.561%, 1/25/2034[1,2]	52,135
500,000	Bellemeade Re Ltd. 6.733%, 7/25/2025[1,2,3]	473,059
1,500,000	CAN Capital Funding LLC 4.257%, 4/15/2020[1,3]	1,483,251
1,195,243	Countrywide Asset-Backed Certificates 1.333%, 5/25/2032[1,2]	1,156,114
1,384,479	Credit Suisse First Boston Mortgage Securities Corp. 1.083%, 2/25/2032[1,2]	1,338,253
268,525	Credit-Based Asset Servicing and Securitization LLC 3.889%, 7/25/2035[1,2]	267,337
500,000	Fannie Mae Connecticut Avenue Securities 7.183%, 8/25/2028[1,2]	536,406
1,500,000	FirstKey Lending 2015-SFR1 Trust 4.797%, 3/9/2047[1,2,3]	1,392,447
	Freddie Mac Structured Agency Credit Risk Debt Notes
499,817	9.633%, 10/25/2027[1,2]	506,859
500,000	3.336%, 7/25/2028[1,2]	502,918
3,900,000	GSRPM Mortgage Loan Trust Series 2004-1 2.933%, 9/25/2042[1,2,3]	4,080,512
1,500,000	Halcyon Loan Advisors Funding 2012-1 Ltd. 6.118%, 8/15/2023[1,2,3]	971,641
1,900,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 4.416%, 8/1/2025[1,2,3]	1,416,581
750,000	Invitation Homes 2015-SFR2 Trust 3.588%, 6/17/2032[1,2,3]	705,790
1,000,000	Invitation Homes 2015-SFR3 Trust 5.191%, 8/17/2032[1,2,3]	951,838
1,000,000	LSTAR Securities Investment Trust 2015-8 4.939%, 8/1/2020[2,3]	975,000
1,000,000	Nationstar HECM Loan Trust 2015-1A 7.021%, 5/25/2018[1,3]	1,008,046
1,000,000	OneMain Financial Issuance Trust 2015-2 5.640%, 7/18/2025[1,3]	955,611
146,398	Resix Finance Ltd. Credit-Linked Notes 5.429%, 2/10/2036[2,3]	36,997
554,791	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[1,2]	578,903
1,500,000	THL Credit Wind River 2014-3 CLO Ltd. 6.221%, 1/22/2027[1,2,3]	1,220,508

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$334,805	VOLT XXX LLC 3.625%, 10/25/2057[1,2,3]	$332,136
991,727	VOLT XXXIII LLC 4.250%, 3/25/2055[1,2,3]	956,099
2,000,000	West CLO 2014-2 Ltd. 6.660%, 1/16/2027[1,2,3]	1,235,823

	TOTAL ASSET-BACKED SECURITIES (Cost $24,537,033)	23,933,030

	COLLATERALIZED MORTGAGE OBLIGATIONS – 47.5%
209,794	ABN Amro Mortgage Corp. 5.677%, 12/25/2033[1,2]	179,377
15,371,138	Alternative Loan Trust 2005-62 2.038%, 12/25/2035[1,2]	1,183,040
490,074	Banc of America Alternative Loan Trust 2004-7 5.364%, 8/25/2019[1,2]	406,462
640,671	Banc of America Alternative Loan Trust 2004-9 5.750%, 10/25/2034[1]	291,377
40,185	Banc of America Mortgage 2003-8 Trust 4.750%, 11/25/2018[1]	39,840
143,877	Banc of America Mortgage 2003-C Trust 2.949%, 4/25/2033[1,2]	104,885
467,803	Banc of America Mortgage 2003-D Trust 2.777%, 5/25/2033[1,2]	382,726
294,819	Banc of America Mortgage 2003-I Trust 2.950%, 10/25/2033[1,2]	231,924
339,563	Banc of America Mortgage Trust 2003-10 5.465%, 1/25/2034[1,2]	330,129
1,745,410	Bayview Commercial Asset Trust 2005-1 0.863%, 4/25/2035[1,2,3]	1,538,910
	Bayview Commercial Asset Trust 2005-3
309,925	0.923%, 11/25/2035[1,2,3]	265,567
726,741	0.943%, 11/25/2035[1,2,3]	623,329
345,895	1.033%, 11/25/2035[1,2,3]	297,967
	Bayview Commercial Asset Trust 2006-1
325,970	0.813%, 4/25/2036[1,2,3]	273,527
344,190	0.833%, 4/25/2036[1,2,3]	289,135
295,569	0.853%, 4/25/2036[1,2,3]	246,744
2,589,333	Bear Stearns ARM Trust 2004-10 3.135%, 1/25/2035[1,2]	943,458
711,150	Bear Stearns Asset Backed Securities Trust 2003-AC6 5.683%, 11/25/2033[1,2]	556,919
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[1]	69,408

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$500,000	Chase Mortgage Trust 2016-1 3.750%, 4/25/2045[1,3]	$435,448
146,808	CHL Mortgage Pass-Through Trust 2002-32 5.875%, 1/25/2033[1,2]	119,787
323,234	CHL Mortgage Pass-Through Trust 2003-58 2.795%, 2/19/2034[1,2]	292,149
1,284,651	CHL Mortgage Pass-Through Trust 2004-7 2.570%, 6/25/2034[1,2]	1,055,333
29,317,833	CHL Mortgage Pass-Through Trust 2005-3 2.039%, 4/25/2035[1,2]	2,170,458
718,436	Citigroup Mortgage Loan Trust, Inc. 2.928%, 3/25/2034[1,2]	444,242
312,602	Credit Suisse First Boston Mortgage Securities Corp. 6.264%, 6/25/2032[1,2]	138,420
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 7.983%, 12/25/2027[1,2]	457,160
2,494,419	GSR Mortgage Loan Trust 2004-7 2.384%, 6/25/2034[1,2]	2,144,321
573,865	HomeBanc Mortgage Trust 2004-1 1.333%, 8/25/2029[1,2]	374,564
359,669	Impac CMB Trust Series 2004-4 2.686%, 9/25/2034[1,2]	314,481
1,231,736	MASTR Adjustable Rate Mortgages Trust 2004-13 2.794%, 12/21/2034[1,2]	968,760
227,211	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B 2.833%, 5/25/2029[1,2]	152,318
1,035,557	New York Mortgage Trust 2005-1 1.183%, 4/25/2035[1,2]	928,810
306,598	Prime Mortgage Trust 2003-1 5.500%, 6/25/2033[1,2]	266,982
773,855	Prime Mortgage Trust 2005-2 4.860%, 10/25/2032[1,2]	706,321
152,412	Provident Funding Mortgage Loan Trust 2004-1 2.813%, 4/25/2034[1,2]	112,162
47,305	Sequoia Mortgage Trust 2005-4 2.756%, 4/20/2035[1,2]	44,830
179,062	Structured Asset Sec Corp. Mort Pas Thr Cert Ser 2002 5A 2.584%, 4/25/2032[1,2]	167,402
117,469	Structured Asset Sec Corp. Mort Pass Thru Cer Ser 2003-17A 2.289%, 5/25/2033[1,2]	—
58,433	Structured Asset Securities Corp. Mor Pas Thr Cer Ser 2003-6A 2.740%, 3/25/2033[1,2]	49,500
	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-26A
243,136	1.939%, 9/25/2033[1,2]	197,584

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$41,988	2.369%, 9/25/2033[1,2]	$12,250
	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-22A
553,132	2.538%, 6/25/2033[1,2]	187,458
	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A
59,949	2.289%, 11/25/2033[1,2]	9,720
585,025	Thornburg Mortgage Securities Trust 2003-2 1.558%, 4/25/2043[1,2]	565,647
259,828	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust 2.748%, 1/25/2033[1,2]	210,987
	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust
38,259	5.250%, 1/25/2018[1]	37,975
20,210	5.250%, 1/25/2018[1,3]	19,745
402,041	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 2.555%, 6/25/2033[1,2]	341,742
465,283	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-AR3 Trust 2.342%, 12/25/2032[1,2]	400,630
382,692	Wells Fargo Mortgage Backed Securities 2003-J Trust 2.677%, 10/25/2033[1,2]	276,250
595,066	Wells Fargo Mortgage Backed Securities 2003-K Trust 2.615%, 11/25/2033[1,2]	506,455
459,435	Wells Fargo Mortgage Backed Securities 2003-O Trust 2.686%, 1/25/2034[1,2]	130,946
79,052	Wells Fargo Mortgage Backed Securities 2004-D Trust 2.690%, 5/25/2034[1,2]	54,143
803,533	Wells Fargo Mortgage Backed Securities 2004-J Trust 2.742%, 7/25/2034[1,2]	730,072
258,102	Wells Fargo Mortgage Backed Securities 2004-L Trust 2.776%, 7/25/2034[1,2]	194,752

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,405,266)	23,474,528

	CORPORATE BONDS – 0.0%
	FINANCIALS – 0.0%
750,000	First Matrix RMOF Trust 0.000%, 10/1/2029[2]	1,875

	TOTAL CORPORATE BONDS (Cost $5,031)	1,875

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 4.5%
2,197,829	Fidelity Institutional Money Market Fund, 0.35%[4]	$2,197,829

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,197,829)	2,197,829

	TOTAL INVESTMENTS – 100.5% (Cost $48,145,159)	49,607,262
	Liabilities in Excess of Other Assets – (0.5)%	(223,814)

	TOTAL NET ASSETS – 100.0%	$49,383,448

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $22,984,477.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund’s Class A, Class C, and Institutional Class shares commenced investment operations on December 31, 2015. The Fund did not earn any income or incur any expenses during the period ended December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at bid price, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At March 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$48,145,159

Gross unrealized appreciation	$3,999,468
Gross unrealized depreciation	(2,537,365)

Net unrealized appreciation on investments	$1,462,103

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$23,933,030	$-	$23,933,030
Collateralized Mortgage Obligations	-	23,474,528	-	23,474,528
Corporate Bonds	-	1,875	-	1,875
Short-Term Investments	2,197,829	-	-	2,197,829
Total Investments	$2,197,829	$47,409,433	$-	$49,607,262

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/27/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/27/16